Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.22%

CORPORATE BONDS 35.92%

Banking 4.62%

Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022		$455	$471,418
Banco do Brasil SA†	4.625%	1/15/2025		974	1,024,892
Banco Internacional del Peru SAA Interbank (Peru)†(a)(b)	3.25%	10/4/2026		400	400,400
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.375%	1/18/2023		970	983,338
Banco Votorantim SA (Brazil)†(a)	4.50%	9/24/2024		600	617,625
Bangkok Bank plc (Hong Kong)†(a)	3.733%(5 Yr Treasury CMT + 1.90%)#	9/25/2034		600	610,029
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		1,380	1,485,415
State Bank of India (United Kingdom)†(a)	4.00%	1/24/2022		1,000	1,026,574
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%	3/16/2023		1,116	1,124,813
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025		580	672,751
Total					8,417,255

Building & Construction 0.67%

Dianjian Haiyu Ltd. (China)(a)	3.50%(5 Yr Swap rate + 6.77%)#	—	(c)	1,221	1,217,325

Chemicals 1.29%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027		1,130	1,190,079
OCP SA (Morocco)†(a)	6.875%	4/25/2044		500	621,875
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023		525	536,980
Total					2,348,934

Consumer/Commercial/Lease Financing 0.55%

Shriram Transport Finance Co. Ltd. (India)†(a)	5.95%	10/24/2022		1,000	1,010,398

Electric: Distribution/Transportation 1.16%

OmGrid Funding Ltd.†	5.196%	5/16/2027		1,180	1,132,154
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027		930	984,005
Total					2,116,159

Electric: Generation 0.76%

Greenko Dutch BV (Netherlands)†(a)	5.25%	7/24/2024		377	378,214
Greenko Mauritius Ltd. (India)†(a)	6.25%	2/21/2023		1,000	1,014,596
Total					1,392,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Integrated 3.30%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)(b)	4.00%	10/3/2049		$500	$504,375
Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%	7/18/2029		200	210,780
Enel Chile SA (Chile)(a)	4.875%	6/12/2028		910	1,026,707
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021		1,485	1,499,232
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025		1,150	1,186,831
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.875%	7/17/2049		1,450	1,581,344
Total					6,009,269

Energy: Exploration & Production 3.53%

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		900	1,010,250
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027		1,100	1,192,708
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048		1,071	1,333,686
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027		980	1,029,264
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024		1,860	1,875,353
Total					6,441,261

Food: Wholesale 1.63%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		710	755,192
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		1,000	966,650
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		1,199	1,244,063
Total					2,965,905

Foreign Sovereign 1.16%

Petroleos de Venezuela SA (Venezuela)(a)(d)	6.00%	5/16/2024		4,280	374,500
Petroleos Mexicanos(e)	4.875%	2/21/2028	EUR	750	854,960
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022		$890	892,781
Total					2,122,241

Forestry/Paper 0.37%

Celulosa Arauco y Constitucion SA (Chile)†(a)	5.50%	4/30/2049		600	666,750

Gas Distribution 0.85%

Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026		955	1,110,159
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028		375	433,597
Total					1,543,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 5.59%

Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043	$360	$482,404
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	1,890	2,064,615
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	740	811,565
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023	730	769,458
Pertamina Persero PT (Indonesia)†(a)	4.70%	7/30/2049	300	311,920
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	630	735,577
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	2,445	2,342,628
Petroleos Mexicanos (Mexico)†(a)	6.49%	1/23/2027	312	325,619
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	1,408	1,354,919
Sinopec Group Overseas Development Ltd. (China)†(a)	3.625%	4/12/2027	930	981,495
Total				10,180,200

Investments & Miscellaneous Financial Services 2.55%

AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	1,250	1,423,450
Charming Light Investments Ltd.	4.375%	12/21/2027	780	836,919
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	1,205	1,342,768
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	1,030	1,036,646
Total				4,639,783

Metals/Mining (Excluding Steel) 0.67%

Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	500	560,884
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	728	655,061
Total				1,215,945

Oil Field Equipment & Services 0.61%

State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	4.75%	3/13/2023	740	769,698
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	6.95%	3/18/2030	290	347,329
Total				1,117,027

Oil Refining & Marketing 2.02%

Citgo Holding, Inc.†	9.25%	8/1/2024	208	221,520
Empresa Nacional del Petroleo (Chile)†(a)	3.75%	8/5/2026	1,536	1,587,845
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,000	1,080,000
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	725	793,783
Total				3,683,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Rail 2.30%

China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	$1,038	$1,058,438
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	805,290
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(a)	4.85%	11/17/2027	760	834,584
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	1,415	1,495,492
Total				4,193,804

Real Estate Development & Management 0.56%

China Evergrande Group (China)(a)	8.25%	3/23/2022	1,150	1,030,368

Telecommunications: Wireline Integrated & Services 0.51%

Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	930	939,016

Transportation (Excluding Air/Rail) 0.56%

DP World Crescent Ltd.	3.875%	7/18/2029	1,000	1,016,425

Transportation: Infrastructure/Services 0.66%

Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036	816	958,808
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	235	236,964
Total				1,195,772
Total Corporate Bonds (cost $62,061,318)				65,463,551

FOREIGN GOVERNMENT OBLIGATIONS 61.30%

Angola 1.85%

Republic of Angola†(a)	8.25%	5/9/2028	1,860	1,931,015
Republic of Angola†(a)	9.375%	5/8/2048	530	560,159
Republic of Angola†(a)	9.50%	11/12/2025	790	889,237
Total				3,380,411

Argentina 2.13%

Province of Santa Fe†(a)	6.90%	11/1/2027	550	338,256
Province of Santa Fe†(a)	7.00%	3/23/2023	985	667,337
Provincia de Cordoba†(a)	7.125%	6/10/2021	950	598,509
Provincia of Neuquen†(a)	7.50%	4/27/2025	1,040	634,400
Republic of Argentina(a)	8.28%	12/31/2033	3,334	1,642,018
Total				3,880,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bahamas 0.67%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024		$1,173	$1,225,785

Benin 0.31%

Benin Government International Bond†(e)	5.75%	3/26/2026	EUR	500	560,248

Bermuda 0.58%

Government of Bermuda†	3.717%	1/25/2027		$1,000	1,053,760

Brazil 0.96%

Federal Republic of Brazil(a)	4.625%	1/13/2028		562	598,114
Federal Republic of Brazil(a)	5.00%	1/27/2045		1,100	1,143,742
Total					1,741,856

Colombia 3.00%

Republic of Colombia(a)	3.875%	4/25/2027		1,810	1,923,125
Republic of Colombia(a)	5.00%	6/15/2045		3,010	3,537,533
Total					5,460,658

Costa Rica 1.28%

Costa Rica Government†(a)	4.25%	1/26/2023		818	802,671
Costa Rica Government†(a)	4.375%	4/30/2025		485	469,237
Costa Rica Government†(a)	5.625%	4/30/2043		1,220	1,064,767
Total					2,336,675

Dominican Republic 3.24%

Dominican Republic†(a)	6.40%	6/5/2049		1,000	1,067,510
Dominican Republic†(a)	5.95%	1/25/2027		2,660	2,886,127
Dominican Republic†(a)	6.85%	1/27/2045		1,740	1,944,450
Total					5,898,087

Ecuador 2.49%

Republic of Ecuador†(a)	7.875%	1/23/2028		2,000	1,902,520
Republic of Ecuador†(a)	8.75%	6/2/2023		2,007	2,134,966
Republic of Ecuador†(a)	9.50%	3/27/2030		500	500,000
Total					4,537,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Egypt 2.82%

Arab Republic of Egypt†(a)	6.125%	1/31/2022		$1,860	$1,921,045
Arab Republic of Egypt†(a)	6.588%	2/21/2028		2,105	2,129,997
Arab Republic of Egypt†(a)	7.903%	2/21/2048		1,070	1,080,215
Total					5,131,257

El Salvador 2.24%

Republic of EI Salvador†(a)	6.375%	1/18/2027		2,942	3,063,387
Republic of EI Salvador†(a)	7.125%	1/20/2050		1,000	1,021,250
Total					4,084,637

Ghana 1.64%

Republic of Ghana†(a)	7.875%	8/7/2023		1,332	1,460,194
Republic of Ghana(a)	7.875%	3/26/2027		850	874,091
Republic of Ghana†(a)	8.627%	6/16/2049		650	649,838
Total					2,984,123

Guatemala 1.19%

Republic of Guatemala†(a)	4.375%	6/5/2027		925	945,812
Republic of Guatemala†(a)	4.90%	6/1/2030		500	529,550
Republic of Guatemala†(a)	6.125%	6/1/2050		600	701,256
Total					2,176,618

Honduras 0.40%

Honduras Government†(a)	6.25%	1/19/2027		675	733,225

Indonesia 1.72%

Republic of Indonesia†(e)	3.75%	6/14/2028	EUR	744	1,004,862
Republic of Indonesia(a)	4.75%	2/11/2029		$500	569,360
Republic of Indonesia†(a)	4.75%	1/8/2026		835	922,330
Republic of Indonesia(a)	5.35%	2/11/2049		500	640,358
Total					3,136,910

Ivory Coast 1.24%

Ivory Coast Bond†(a)	6.375%	3/3/2028		2,200	2,258,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Jamaica 1.08%

Government of Jamaica(a)	7.875%	7/28/2045		$1,507	$1,974,185

Kazakhstan 1.15%

Republic of Kazakhstan†(e)	1.50%	9/30/2034	EUR	500	544,453
Republic of Kazakhstan†(a)	3.875%	10/14/2024		$422	448,829
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,103,591
Total					2,096,873

Kenya 1.42%

Republic of Kenya†(a)	7.00%	5/22/2027		700	728,000
Republic of Kenya†(a)	7.25%	2/28/2028		936	973,042
Republic of Kenya†(a)	8.25%	2/28/2048		874	894,934
Total					2,595,976

Lebanon 1.18%

Republic of Lebanon(a)	6.65%	2/26/2030		3,298	2,155,236

Mexico 1.37%

United Maxican States(a)	4.50%	1/31/2050		2,370	2,500,682

Mongolia 0.75%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023		422	437,816
Republic of Mongolia†(a)	5.125%	12/5/2022		930	929,107
Total					1,366,923

Nigeria 2.96%

Republic of Nigeria†(a)	6.375%	7/12/2023		926	974,197
Republic of Nigeria†(a)	6.50%	11/28/2027		3,073	3,114,608
Republic of Nigeria†(a)	9.248%	1/21/2049		1,174	1,314,340
Total					5,403,145

Oman 1.84%

Oman Government International Bond†(a)	4.75%	6/15/2026		2,109	2,032,601
Oman Government International Bond†(a)	6.75%	1/17/2048		1,400	1,324,750
Total					3,357,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pakistan 1.57%

Pakistan Government International Bond†(a)	6.875%	12/5/2027	$525	$518,892
Pakistan Government International Bond†(a)	8.25%	4/15/2024	2,161	2,337,886
Total				2,856,778

Panama 0.23%

Panama Government International Bond(a)	3.87%	7/23/2060	385	416,377

Paraguay 1.04%

Republic of Paraguay†(a)	4.70%	3/27/2027	690	748,226
Republic of Paraguay†(a)	5.40%	3/30/2050	1,000	1,141,250
Total				1,889,476

Peru 0.28%

Republic of Peru(a)	2.844%	6/20/2030	500	512,250

Qatar 2.30%

State of Qatar†(a)	3.25%	6/2/2026	1,800	1,894,356
State of Qatar†(a)	3.375%	3/14/2024	1,000	1,048,125
State of Qatar†(a)	4.817%	3/14/2049	584	724,089
State of Qatar†(a)	5.103%	4/23/2048	411	526,306
Total				4,192,876

Russia 1.26%

Russian Federation†(a)	4.25%	6/23/2027	600	639,213
Russian Federation†(a)	5.25%	6/23/2047	1,400	1,666,025
Total				2,305,238

Saudi Arabia 1.69%

Saudi International Bond†(a)	3.25%	10/26/2026	961	994,103
Saudi International Bond†(a)	5.00%	4/17/2049	1,723	2,077,921
Total				3,072,024

Senegal 1.11%

Republic of Senegal†(a)	6.25%	7/30/2024	817	888,104
Republic of Senegal†(a)	6.25%	5/23/2033	1,128	1,139,280
Total				2,027,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
South Africa 1.58%

Republic of South Africa(a)	4.30%	10/12/2028		$1,946	$1,882,716
Republic of South Africa(a)	5.75%	9/30/2049		1,000	996,307
Total					2,879,023

Sri Lanka 2.30%

Republic of Sri Lanka†(a)	5.75%	4/18/2023		1,531	1,521,883
Republic of Sri Lanka†(a)	5.875%	7/25/2022		570	573,700
Republic of Sri Lanka†(a)	6.25%	10/4/2020		888	902,207
Republic of Sri Lanka†(a)	7.55%	3/28/2030		550	542,526
Republic of Sri Lanka†(a)	7.85%	3/14/2029		650	654,915
Total					4,195,231

Turkey 3.57%

Export Credit Bank of Turkey†(a)	4.25%	9/18/2022		325	309,288
Export Credit Bank of Turkey†(a)	5.375%	2/8/2021		200	199,860
Export Credit Bank of Turkey†(a)	8.25%	1/24/2024		450	476,595
Republic of Turkey(a)	3.25%	3/23/2023		1,625	1,517,815
Republic of Turkey(a)	4.25%	4/14/2026		838	757,623
Republic of Turkey(a)	5.625%	3/30/2021		1,451	1,490,113
Republic of Turkey(a)	5.75%	5/11/2047		1,150	1,005,388
Republic of Turkey(a)	7.00%	6/5/2020		725	743,459
Total					6,500,141

Ukraine 2.98%

Ukraine Government(a)	Zero Coupon	5/31/2040		425	398,490
Ukraine Government†(e)	6.75%	6/20/2026	EUR	250	294,493
Ukraine Government†(a)	7.375%	9/25/2032		$2,584	2,603,450
Ukraine Government†(a)	7.75%	9/1/2021		550	573,593
Ukraine Government†(a)	8.994%	2/1/2024		1,420	1,561,506
Total					5,431,532

United Arab Emirates 0.32%

Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049		600	582,750

Uruguay 0.60%

Republic of Uruguay(a)	4.975%	4/20/2055		930	1,091,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Uzbekistan 0.58%

Republic of Uzbekistan†(a)	4.75%	2/20/2024		$1,000	$1,051,250

Venezuela 0.18%

Republic of Venezuela(a)(d)	12.75%	8/23/2022		2,985	335,813

Vietnam 0.20%

Socialist Republic of Vietnam†(a)	4.80%	11/19/2024		328	359,570
Total Foreign Government Obligations (cost $107,626,918)					111,730,655

Total Long- Term Investments (cost $169,688,236)					177,194,206

SHORT-TERM INVESTMENT 0.51%

FOREIGN GOVERNMENT OBLIGATION

Egypt Treasury Bills(e) (cost $917,076)	Zero Coupon	3/24/2020	EGP	16,100	921,698
Total Investments in Securities 97.73% (cost $170,605,312)					178,115,904
Cash, Foreign Cash and Other Assets in Excess Liabilities(f) 2.27%					4,137,919
Net Assets 100.00%					$182,253,823

EGP	Egyptian pound.
EUR	euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $131,550,640, which represents 72.18% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection September 30, 2019(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2024	$7,665,000	$7,305,611	$(226,672)	$(132,717)

Centrally Cleared Credit Default Swaps on Issuers - Buy Protection September 30, 2019(1):

Referenced Issuer	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Turkey(4)(6)	Credit Suisse	1.00%	6/20/2024	$1,000,000	$898,310	$123,851	$(22,161)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $154,878.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	Moody’s Credit Rating: Baa3.

Credit Default Swaps on Issuer – Sell Protection at September 30, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Petroleos Mexicanos(5)	Credit Suisse	1.00%	6/20/2020	$905,000	$906,797	$(2,617)	$4,414	$1,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Issuers amounted to $4,414. Total unrealized depreciation on Credit Default Swaps on Issuers amounted to $0.
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	11/14/2019	2,784,000	$3,146,254	$3,044,101	$102,153
euro	Sell	State Street Bank and Trust	11/14/2019	500,000	549,890	546,714	3,176
euro	Sell	State Street Bank and Trust	12/9/2019	67,000	74,432	73,400	1,032
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$106,361

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	11/14/2019	347,000	$383,407	$379,420	$(3,987)

Open Futures Contracts September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	December 2019	9	Short	EUR	(1,582,634)	EUR	(1,568,250)	$15,678
U.S. 10-Year Ultra Treasury Bond	December 2019	9	Short		$(1,296,265)		$(1,281,656)	14,609
U.S. Ultra Treasury Bond	December 2019	1	Short		(198,679)		(191,907)	6,772
Total Unrealized Appreciation on Open Futures Contracts								$37,059

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	December 2019	2	Long	EUR	273,104	EUR	271,300	$(1,966)
U.S. 2-Year Treasury Note	December 2019	7	Long		$1,512,067		$1,508,500	(3,567)
U.S. 5-Year Treasury Note	December 2019	1	Long		119,963		119,149	(814)
U.S. Long Bond	December 2019	49	Long		8,149,786		7,953,312	(196,474)
Total Unrealized Depreciation on Open Futures Contracts								$(202,821)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$—	$65,463,551	$—	$65,463,551
Foreign Government Obligations	—	111,730,655	—	111,730,655
Short-Term Investment
Foreign Government Obligation	—	921,698	—	921,698
Total	$—	$178,115,904	$—	$178,115,904
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(154,878)	—	(154,878)
Credit Default Swap Contracts
Assets	—	1,797	—	1,797
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	106,361	—	106,361
Liabilities	—	(3,987)	—	(3,987)
Futures Contracts
Assets	37,059	—	—	37,059
Liabilities	(202,821)	—	—	(202,821)
Total	$(165,762)	$(50,707)	$—	$(216,469)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments			Shares (000)	Fair Value
LONG-TERM INVESTMENTS 95.92%

COMMON STOCK 0.05%

Metals & Minerals: Miscellaneous

Vedanta Ltd. ADR (cost $57,262)			3	$24,486

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.59%

Technology 0.39%

Ctrip.com International Ltd. (China)(a)	1.00%	7/1/2020	$95	92,795
Weibo Corp. (China)(a)	1.25%	11/15/2022	98	91,973
Total				184,768

Telecommunications 0.20%

GDS Holdings Ltd. (China)(a)	2.00%	6/1/2025	90	93,745
Total Convertible Bonds (cost $282,547)				278,513

CORPORATE BONDS 91.70%

Aerospace/Defense 0.57%

Embraer Netherlands Finance BV (Netherlands)(a)	5.05%	6/15/2025	248	272,027

Air Transportation 0.45%

Latam Finance Ltd.†	7.00%	3/1/2026	200	213,634

Auto Parts: Original Equipment 0.43%

Nemak SAB de CV (Mexico)†(a)	4.75%	1/23/2025	200	204,002

Banks: Regional 15.19%

ADCB Finance Cayman Ltd.†	4.00%	3/29/2023	200	209,472
Akbank T.A.S. (Turkey)†(a)	5.00%	10/24/2022	400	394,568
Akbank Turk AS (Turkey)†(a)	7.20%(5 Yr Swap rate + 5.03%)#	3/16/2027	250	234,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)(a)	6.95%(5 Yr Treasury CMT + 4.57%)#	—	(b)	$250	$248,750
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021		200	214,375
Banco BBVA Peru SA (Peru)(a)	5.00%	8/26/2022		200	213,700
Banco de Bogota SA (Colombia)†(a)	4.375%	8/3/2027		200	213,252
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%	10/12/2027		200	209,675
Banco do Brasil SA†	4.625%	1/15/2025		200	210,450
Banco do Brasil SA†	6.25%(10 Yr Treasury CMT + 4..40%)#	—	(b)	400	395,000
Banco Internacional del Peru SAA Interbank (Peru)†(a)(c)	3.25%	10/4/2026		200	200,200
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)#	—	(b)	200	204,752
Banco Votorantim SA (Brazil)†(a)	4.50%	9/24/2024		200	205,875
Bancolombia SA (Colombia)(a)	5.95%	6/3/2021		150	158,250
Bangkok Bank plc (Hong Kong)†(a)	3.733%(5 Yr Treasury CMT + 1.90%)#	9/25/2034		200	203,343
Bangkok Bank plc (Hong Kong)†(a)	5.00%	10/3/2023		200	218,892
Banistmo SA (Panama)†(a)	3.65%	9/19/2022		200	201,752
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90%(5 Yr Treasury CMT + 3.04%)#	—	(b)	200	213,692
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		200	218,044
BBVA Bancomer SA†	4.375%	4/10/2024		200	210,502
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%)#	1/18/2033		250	239,062
Global Bank Corp. (Panama)†(a)	5.25%(3 Mo. LIBOR + 3.30%)#	4/16/2029		200	212,400
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%	5/30/2022		200	201,186
QNB Finansbank AS (Turkey)†(a)	4.875%	5/19/2022		200	199,474
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%	5/23/2023		250	264,471
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		200	215,278
TBC Bank JSC (Germany)†(a)	5.75%	6/19/2024		200	202,000
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%	3/16/2023		400	403,159
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.00%	11/1/2022		200	191,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.875%(5 Yr Swap rate + 5.44%)#	2/3/2025	$300	$289,957
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	214,878
Total				7,212,491

Business Services 1.67%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%	7/3/2029	200	209,141
Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030	186	187,975
DP World plc (United Arab Emirates)†(a)	6.85%	7/2/2037	300	396,443
Total				793,559

Chemicals 4.43%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%	7/19/2022	400	404,956
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	200	210,633
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	201,321
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	248,750
Orbia Advance Corp. SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	202,002
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	205,630
SABIC Capital II BV (Netherlands)†(a)	4.00%	10/10/2023	200	210,856
SASOL Financing USA LLC	5.875%	3/27/2024	200	216,216
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	200	204,564
Total				2,104,928

Coal 1.13%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	116	104,048
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	338	237,286
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	200	195,593
Total				536,927

Computer Hardware 0.43%

HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	206,100

Computer Software 0.43%

Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	201,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.45%

Klabin Austria GmbH (Austria)†(a)	7.00%	4/3/2049	$200	$213,260

Diversified 0.44%

CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	210,169

Drugs 1.53%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	185,750
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	202,813
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	119,425
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	216,406
Total				724,394

Electric: Integrated 0.44%

Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%	7/18/2029	200	210,780

Electric: Power 10.93%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)(c)	4.00%	10/3/2049	200	201,750
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	200	226,716
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(a)	5.95%	12/15/2039	200	217,952
Adani Transmission Ltd. (India)†(a)	4.00%	8/3/2026	200	205,340
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	196	218,481
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	287,816
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	221,856
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	201,000
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	400	429,000
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	403,834
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	214,478
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	200	206,405
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	198,250
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%	1/14/2048	200	192,000
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	272,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Electric: Power (continued)

Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030		$200	$206,325
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029		286	292,688
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027		200	152,500
Pampa Energia SA (Argentina)†(a)	9.125%	4/15/2029		250	198,903
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	5.50%	4/8/2044		400	480,988
Terraform Global Operating LLC†	6.125%	3/1/2026		157	161,710
Total					5,190,085

Energy Equipment & Services 1.06%

Greenko Mauritius Ltd. (India)†(a)	6.25%	2/21/2023		200	202,919
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026		200	201,922
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026		142	99,046
Total					503,887

Engineering & Contracting Services 1.81%

Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048		200	253,002
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023		200	208,037
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026		200	213,270
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027		200	185,986
Total					860,295

Financial Services 3.51%

BOC Aviation Ltd. (Singapore)†(a)	3.00%	9/11/2029		200	197,091
China Cinda Finance 2017 I Ltd.	4.10%	3/9/2024		200	209,912
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50%(5 Yr Treasury CMT + 7.77%)#	—	(b)	200	202,480
Intercorp Peru Ltd. (Peru)†(a)	3.875%	8/15/2029		200	202,002
Metropolitan Light Co. Ltd. (Hong Kong)†(a)	5.50%	11/21/2022		200	206,866
Power Finance Corp. Ltd. (India)†(a)	6.15%	12/6/2028		200	233,495
Shriram Transport Finance Co. Ltd. (India)†(a)	5.95%	10/24/2022		200	202,079
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027		200	212,252
Total					1,666,177

Food 2.90%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		185	162,800
BRF GmbH (Austria)†(a)	4.35%	9/29/2026		200	198,752
BRF SA (Brazil)†(a)	4.875%	1/24/2030		200	197,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food (continued)

Cencosud SA (Chile)†(a)	4.375%	7/17/2027		$200	$201,252
Cosan Ltd. (Brazil)†(a)	5.50%	9/20/2029		200	205,450
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027		200	202,002
NBM US Holdings, Inc.†	7.00%	5/14/2026		200	210,375
Total					1,378,431

Health Care Services 0.43%

Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028		200	202,020

Household Equipment/Products 0.43%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%	3/14/2026		200	206,174

Investment Management Companies 0.92%

Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%	4/29/2026		200	222,750
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%	6/3/2026		200	211,677
Total					434,427

Lodging 0.55%

MGM China Holdings Ltd. (Macao)†(a)	5.875%	5/15/2026		250	262,500

Machinery: Agricultural 2.64%

JBS Investments II GmbH (Austria)†(a)	5.75%	1/15/2028		200	208,750
JBS Investments II GmbH (Austria)†(a)	7.00%	1/15/2026		200	216,298
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		200	212,730
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		200	193,330
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		200	207,517
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		200	214,747
Total					1,253,372

Media 1.78%

Altice Luxembourg SA (Luxembourg)†(a)	10.50%	5/15/2027		200	225,900
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		132	166,110
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027		200	221,631
Summer BidCo BV†(d)	9.00%	11/15/2025	EUR	200	230,452
Total					844,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 5.60%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	$150	$167,812
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	66	67,889
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	200	201,291
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021	62	62,620
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	5/15/2022	200	199,086
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	200	198,000
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	218,502
Industrias Penoles SAB de CV (Mexico)†(a)	5.65%	9/12/2049	200	207,440
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023	200	205,985
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	200	212,925
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%	10/30/2022	200	192,400
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	292,036
Vedanta Resources Finance II plc (United Kingdom)†(a)	9.25%	4/23/2026	200	199,550
Vedanta Resources Ltd. (India)†(a)	6.125%	8/9/2024	250	230,971
Total				2,656,507

Natural Gas 0.83%

Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	209,050
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	154	186,886
Total				395,936

Oil 11.44%

CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	208,814
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	212,781
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	425	449,586
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	303	357,040
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	400	436,956
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	224,500
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	219,342
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	251,364
Petrobras Global Finance BV (Netherlands)†(a)	5.093%	1/15/2030	453	473,113
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	131	150,519
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	407,830
Petroleos Mexicanos (Mexico)†(a)	6.49%	1/23/2027	47	49,051
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	201,651
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	200	218,975
Tecpetrol SA (Argentina)†(a)	4.875%	12/12/2022	200	189,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	$400	$418,676
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	200	203,800
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	190,038
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	566,988
Total				5,430,274

Oil: Crude Producers 2.48%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	200	233,784
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	284,690
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	214,752
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	212,877
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028	200	231,252
Total				1,177,355

Paper & Forest Products 1.07%

Celulosa Arauco y Constitucion SA (Chile)†(a)	5.50%	4/30/2049	200	222,250
Suzano Austria GmbH (Brazil)†(a)	7.00%	3/16/2047	250	285,625
Total				507,875

Real Estate Investment Trusts 6.82%

China Evergrande Group (China)(a)	6.25%	6/28/2021	200	180,603
China Evergrande Group (China)(a)	10.00%	4/11/2023	200	180,767
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	246,292
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	400	398,012
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	78,250
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	341,428
MAF Sukuk Ltd.	4.50%	11/3/2025	200	213,568
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	200	201,407
Shimao Property Holdings Ltd. (Hong Kong)(a)	4.75%	7/3/2022	200	203,900
Sunac China Holdings Ltd. (China)(a)	8.625%	7/27/2020	200	204,371
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	209,430
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	400	365,958
Theta Capital Pte Ltd. (Singapore)(a)	7.00%	4/11/2022	200	202,025
Trust F/1401 (Mexico)†(a)	6.39%	1/15/2050	200	213,480
Total				3,239,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.48%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	$220	$229,350

Steel 1.99%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	210,181
CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	200	208,023
CSN Resources SA (Brazil)†(a)	7.625%	2/13/2023	200	209,250
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	258,626
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	57,875
Total				943,955

Technology 1.32%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	210,590
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	211,017
Weibo Corp. (China)(a)	3.50%	7/5/2024	200	203,348
Total				624,955

Telecommunications 4.10%

America Movil SAB de CV (Mexico)(a)	4.375%	4/22/2049	200	231,518
Bharti Airtel Ltd. (India)†(a)	4.375%	6/10/2025	200	207,183
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	209,900
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	200	218,000
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	200	204,295
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	200	215,477
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	200	201,939
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	208,922
Telecom Argentina SA (Argentina)†(a)	8.00%	7/18/2026	39	34,223
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	200	214,550
Total				1,946,007

Transportation: Miscellaneous 1.02%

Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	268,430
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	200	215,752
Total				484,182
Total Corporate Bonds (cost $42,168,220)				43,541,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 3.58%

Egypt 0.43%

Arab Republic of Egypt†(a)	6.125%	1/31/2022	$200	$206,564

Indonesia 0.45%

Republic of Indonesia(a)	4.125%	1/15/2025	200	213,319

Mongolia 0.44%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	200	207,495

Nigeria 0.43%

Republic of Nigeria†(a)	6.50%	11/28/2027	200	202,708

Qatar 0.52%

State of Qatar†(a)	4.817%	3/14/2049	200	247,976

South Korea 0.45%

Korea Gas Corp.†(a)	3.875%	2/12/2024	200	213,671

Turkey 0.45%

Export Credit Bank of Turkey†(a)	8.25%	1/24/2024	200	211,820

United Arab Emirates 0.41%

Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049	200	194,250
Total Foreign Government Obligations (cost $1,608,424)				1,697,803
Total Long- Term Investments (cost $44,116,453)				45,542,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
SHORT-TERM INVESTMENTS 2.42%

FOREIGN GOVERNMENT OBLIGATION 0.09%

Egypt Treasury Bills(d) (cost $44,055)	Zero Coupon	3/24/2020	EGP	775	$44,367

REPURCHASE AGREEMENT 2.33%

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $1,105,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $1,129,120; proceeds: $1,106,375 (cost $1,106,343)				$1,106	1,106,343
Total Short-Term Investments (cost $1,150,398)					1,150,710
Total Investments in Securities 98.34% (cost $45,266,851)					46,692,725
Cash, Foreign Cash and Other Assets in Excess Liabilities(e) 1.66%					787,456
Net Assets 100.00%					$47,480,181

EGP	Egyptian pound.
EUR	euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $34,738,720, which represents 73.16% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

Credit Default Swaps on Issuer - Sell Protection at September 30, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Petroleos Mexicanos(5)	Citibank	1.00%	06/20/2020	$45,000	$45,089	$(130)	$219	$89

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $219. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Baa3

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	11/14/2019	199,000	$224,894	$217,592	$7,302
euro	Sell	State Street Bank and Trust	12/9/2019	16,000	17,774	17,528	246
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,548

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2019	10	Short	$(1,319,936)	$(1,303,125)	$16,811
U.S. 10-Year Ultra Treasury Bond	December 2019	17	Short	(2,435,047)	(2,420,906)	14,141
U.S. Ultra Treasury Bond	December 2019	13	Short	(2,575,767)	(2,494,781)	80,986
Total Unrealized Appreciation on Open Futures Contracts						$111,938

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2019	13	Long	$2,808,124	$2,801,500	$(6,624)
U.S. 5-Year Treasury Note	December 2019	15	Long	1,799,440	1,787,226	(12,214)
U.S. Long Bond	December 2019	9	Long	1,496,900	1,460,813	(36,087)
Total Unrealized Depreciation on Open Futures Contracts						$(54,925)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$24,486	$—	$—	$24,486
Convertible Bonds	—	278,513	—	278,513
Corporate Bonds	—	43,541,213	—	43,541,213
Foreign Government Obligations	—	1,697,803	—	1,697,803
Short-Term Investments
Foreign Government Obligation	—	44,367	—	44,367
Repurchase Agreement	—	1,106,343	—	1,106,343
Total	$24,486	$46,668,239	$—	$46,692,725
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$89	$—	$89
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	7,548	—	7,548
Liabilities	—	—	—	—
Futures Contracts
Assets	111,938	—	—	111,938
Liabilities	(54,925)	—	—	(54,925)
Total	$57,013	$7,637	$—	$64,650

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.14%

ASSET-BACKED SECURITIES 7.09%

Automobiles 4.00%

AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021	$15	$15,126
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	44	43,774
Chesapeake Funding II LLC 2018-2A A2	2.28%(1 Mo. LIBOR + .37%)#	8/15/2030	81	80,474
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	100	102,522
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	50	50,161
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	16	16,195
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	100	100,002
Santander Drive Auto Receivables Trust 2018-3 D	4.07%	8/15/2024	21	21,672
Total				429,926

Credit Cards 2.24%

American Express Credit Account Master Trust 2018-1 A	2.67%	10/17/2022	100	100,263
BA Credit Card Trust 2017-A1	1.95%	8/15/2022	25	24,986
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	100	99,941
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	15	15,714
Total				240,904

Other 0.85%

Ally Master Owner Trust 2018-4 A	3.30%	7/17/2023	89	90,836
Total Asset-Backed Securities (cost $755,121)				761,666

CORPORATE BONDS 55.15%

Aerospace/Defense 0.69%

Bombardier, Inc. (Canada)†(a)	7.50%	3/15/2025	11	11,027
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%	6/15/2025	20	21,938
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	5	5,350
TransDigm, Inc.†	6.25%	3/15/2026	33	35,516
Total				73,831

Apparel 0.18%

William Carter Co. (The)†	5.625%	3/15/2027	18	19,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Auto Parts: Original Equipment 0.09%

Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027		$10	$10,150

Automotive 2.48%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022		20	17,698
BMW US Capital LLC(b)	2.00%	11/20/2019	GBP	40	49,246
General Motors Co.	6.75%	4/1/2046		$30	34,353
Hyundai Capital America†	3.45%	3/12/2021		24	24,308
JB Poindexter & Co., Inc.†	7.125%	4/15/2026		5	5,200
Mclaren Finance plc(b)	5.00%	8/1/2022	GBP	100	117,503
Tesla, Inc.†	5.30%	8/15/2025		$20	18,025
Total					266,333

Banks: Regional 8.74%

Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%)#	7/21/2021		50	50,090
CIT Group, Inc.	6.125%	3/9/2028		9	10,530
Citigroup, Inc.	3.484%(3 Mo. LIBOR + 1.38%)#	3/30/2021		50	50,761
Credit Suisse Group AG(b)	1.25% (EUSA1 + .75%)#	7/17/2025	EUR	100	113,710
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		$50	52,701
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		15	20,259
JPMorgan Chase & Co.	2.652%(3 Mo. LIBOR + .55%)#	3/9/2021		50	50,069
Lloyds Bank plc (United Kingdom)†(a)	6.50%	9/14/2020		100	103,536
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021		50	53,009
Macquarie Group Ltd. (Australia)†(a)	3.763%(3 Mo. LIBOR + 1.37%)#	11/28/2028		50	52,401
Morgan Stanley	3.458%(3 Mo. LIBOR + 1.18%)#	1/20/2022		50	50,494
Nordea Eiendomskreditt AS(b)	4.25%	6/16/2021	NOK	500	57,151
Popular, Inc.	6.125%	9/14/2023		$16	17,461
Santander UK Group Holdings plc (United Kingdom)(a)	3.125%	1/8/2021		50	50,415
UniCredit SpA(b)	6.95%	10/31/2022	EUR	100	129,309
Wells Fargo & Co.	3.473%(3 Mo. LIBOR + 1.34%)#	3/4/2021		$75	76,093
Total					937,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Beverages 1.10%

Bacardi Ltd.(b)	2.75%	7/3/2023	EUR	100	$118,154

Building Materials 0.70%

Martin Marietta Materials, Inc.	2.656%(3 Mo. LIBOR + .50%)#	12/20/2019		$75	75,015

Business Services 1.54%

Ahern Rentals, Inc.†	7.375%	5/15/2023		13	11,131
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025		10	10,200
Garda World Security Corp. (Canada)†(a)	8.75%	5/15/2025		10	10,321
Techem Verwaltungsgesellschaft 674 mbH†(b)	6.00%	7/30/2026	EUR	100	118,253
United Rentals North America, Inc.	5.50%	5/15/2027		$10	10,637
WW International, Inc.†	8.625%	12/1/2025		5	5,213
Total					165,755

Chemicals 0.80%

Ashland LLC	6.875%	5/15/2043		10	11,525
CF Industries, Inc.	5.15%	3/15/2034		16	16,740
Ingevity Corp.†	4.50%	2/1/2026		16	15,920
OCI NV (Netherlands)†(a)	6.625%	4/15/2023		20	20,994
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		5	4,800
Tronox Finance plc (United Kingdom)†(a)	5.75%	10/1/2025		17	16,163
Total					86,142

Coal 0.14%

CONSOL Energy, Inc.†	11.00%	11/15/2025		5	5,000
Warrior Met Coal, Inc.†	8.00%	11/1/2024		10	10,406
Total					15,406

Computer Hardware 0.42%

Dell International LLC/EMC Corp.†	8.35%	7/15/2046		30	39,601
Western Digital Corp.	4.75%	2/15/2026		5	5,156
Total					44,757

Computer Software 3.33%

Fidelity National Information Services, Inc.(b)	1.50%	5/21/2027	EUR	100	116,870
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	100	118,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Computer Software (continued)

TIBCO Software, Inc.†	11.375%	12/1/2021		$10	$10,441
Ubisoft Entertainment SA(b)	1.289%	1/30/2023	EUR	100	111,309
Total					357,016

Construction/Homebuilding 0.60%

Century Communities, Inc.	5.875%	7/15/2025		$5	5,179
Century Communities, Inc.†	6.75%	6/1/2027		15	16,148
PulteGroup, Inc.	5.50%	3/1/2026		5	5,481
Toll Brothers Finance Corp.	4.35%	2/15/2028		10	10,375
Toll Brothers Finance Corp.	4.875%	3/15/2027		5	5,381
TRI Pointe Group, Inc.	5.25%	6/1/2027		17	17,127
Williams Scotsman International, Inc.†	7.875%	12/15/2022		5	5,238
Total					64,929

Containers 0.14%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025		16	15,185

Drugs 1.03%
Bausch Health Cos, Inc.(b)	4.50%	5/15/2023	EUR	100	110,415

Electric: Power 3.08%

Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028		$30	32,874
Calpine Corp.	5.50%	2/1/2024		20	20,275
Clearway Energy Operating LLC†	5.75%	10/15/2025		5	5,281
Empresas Publicas de Medellin ESP†(b)	8.375%	11/8/2027	COP	65,000	20,021
ESB Finance DAC(b)	6.50%	3/5/2020	GBP	50	62,824
NRG Energy, Inc.	5.75%	1/15/2028		$10	10,787
Origin Energy Finance Ltd. (Australia)†(a)	5.45%	10/14/2021		33	34,850
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021		25	25,803
Puget Energy, Inc.	5.625%	7/15/2022		26	27,819
Southern Power Co.†	2.706%(3 Mo. LIBOR + .55%)#	12/20/2020		51	51,005
Toronto Hydro Corp.(b)	3.54%	11/18/2021	CAD	50	38,917
Total					330,456

Electrical: Household 0.05%

Energizer Holdings, Inc.†	6.375%	7/15/2026		$5	5,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electronics 0.40%

Itron, Inc.†	5.00%	1/15/2026		$15	$15,492
Trimble, Inc.	4.90%	6/15/2028		25	27,153
Total					42,645

Engineering & Contracting Services 0.09%

Brand Industrial Services, Inc.†	8.50%	7/15/2025		10	9,550

Entertainment 1.63%

Buena Vista Gaming Authority†	13.00%	4/1/2023		5	5,325
CPUK Finance Ltd.(b)	3.588%	2/28/2042	GBP	100	133,739
Enterprise Development Authority (The)†	12.00%	7/15/2024		$9	9,900
Penn National Gaming, Inc.†	5.625%	1/15/2027		5	5,175
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026		20	21,350
Total					175,489

Financial Services 2.46%

Ally Financial, Inc.	8.00%	11/1/2031		7	9,712
Brightsphere Investment Group, Inc.	4.80%	7/27/2026		50	52,197
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		11	11,165
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		5	5,125
Lincoln Financing SARL†(b)	3.625%	4/1/2024	EUR	100	112,920
Navient Corp.	6.75%	6/25/2025		$20	20,675
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		50	52,406
Total					264,200

Food 1.48%

Albertsons Cos, Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	6.625%	6/15/2024		10	10,525
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		17	16,362
Fresh Market, Inc. (The)†	9.75%	5/1/2023		7	4,095
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	5,556
Kerry Group Financial Service Unitd Co.(b)	2.375%	9/10/2025	EUR	100	122,659
Total					159,197

Foreign Government 0.10%

Republic of Peru†(b)	6.35%	8/12/2028	PEN	30	10,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Government 2.29%

African Development Bank(b)	3.35%	8/8/2028	AUD	84	$64,708
EUROFIMA(b)	3.90%	12/19/2025	AUD	90	69,299
International Finance Corp.(b)	4.25%	8/21/2023	AUD	60	45,266
OPB Finance Trust(b)	2.98%	1/25/2027	CAD	84	66,664
Total					245,937

Health Care Products 1.02%

DH Europe Finance II SARL(b)	0.45%	3/18/2028	EUR	100	109,296

Health Care Services 0.37%

AHP Health Partners, Inc.†	9.75%	7/15/2026		$5	5,326
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		10	10,006
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		5	4,869
Molina Healthcare, Inc.†	4.875%	6/15/2025		10	10,087
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	4,513
West Street Merger Sub, Inc.†	6.375%	9/1/2025		5	4,625
Total					39,426

Household Equipment/Products 1.07%

Newell Brands, Inc.(b)	3.75%	10/1/2021	EUR	100	114,723

Insurance 0.58%

CNO Financial Group, Inc.	5.25%	5/30/2025		$5	5,390
Genworth Holdings, Inc.	4.90%	8/15/2023		10	9,546
HUB International Ltd.†	7.00%	5/1/2026		10	10,312
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		30	37,371
Total					62,619

Leisure 1.07%

Piaggio & C SpA(b)	3.625%	4/30/2025	EUR	100	114,990

Machinery: Agricultural 0.26%

BAT Capital Corp.	3.038%(3 Mo. LIBOR + .88%)#	8/15/2022		$28	28,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.29%

Cloud Crane LLC†	10.125%	8/1/2024		$5	$5,363
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025		25	25,810
Total					31,173

Manufacturing 0.47%

General Electric Co.	3.10%	1/9/2023		1	1,014
General Electric Co.	3.103%(3 Mo. LIBOR + .80%)#	4/15/2020		25	24,974
General Electric Co.	3.15%	9/7/2022		3	3,049
General Electric Co.	3.375%	3/11/2024		2	2,059
General Electric Co.	3.45%	5/15/2024		1	1,028
General Electric Co.	6.15%	8/7/2037		15	18,502
Total					50,626

Media 2.26%

AMC Networks, Inc.	4.75%	8/1/2025		20	20,700
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027		15	15,900
Cox Communications, Inc.†	8.375%	3/1/2039		35	51,907
DISH DBS Corp.	7.75%	7/1/2026		16	16,344
EW Scripps Co. (The)†	5.125%	5/15/2025		5	5,025
Gray Television, Inc.†	7.00%	5/15/2027		17	18,742
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	103,035
Nexstar Escrow, Inc.†	5.625%	7/15/2027		10	10,500
Total					242,153

Metals & Minerals: Miscellaneous 0.69%

Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		5	5,143
Freeport-McMoRan, Inc.	3.875%	3/15/2023		10	10,100
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042		20	21,728
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		11	11,085
Newmont Goldcorp Corp.	3.70%	3/15/2023		25	26,043
Total					74,099

Oil 3.67%

Berry Petroleum Co. LLC†	7.00%	2/15/2026		10	9,625
California Resources Corp.†	8.00%	12/15/2022		13	6,500
Cenovus Energy, Inc. (Canada)(a)	5.70%	10/15/2019		19	19,252
Centennial Resource Production LLC†	6.875%	4/1/2027		10	10,025
Continental Resources, Inc.	5.00%	9/15/2022		34	34,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Oil (continued)

Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045			$30	$35,350
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025			5	4,675
Indigo Natural Resources LLC†	6.875%	2/15/2026			10	9,063
Marathon Petroleum Corp.	5.375%	10/1/2022			50	50,626
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025			6	6,143
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024			15	14,550
Oasis Petroleum, Inc.	6.875%	3/15/2022			15	14,062
Petroleos Mexicanos(b)	5.50%	2/24/2025		EUR	34	41,606
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028			$30	28,744
Range Resources Corp.	5.00%	8/15/2022			11	10,367
Seven Generations Energy Ltd. (Canada)†(a)	6.875%	6/30/2023			10	10,275
SM Energy Co.	6.75%	9/15/2026			10	8,800
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022			10	2,750
Transocean Poseidon Ltd.†	6.875%	2/1/2027			10	10,350
Valero Energy Corp.	10.50%	3/15/2039			25	42,400
YPF SA (Argentina)†(a)	8.75%	4/4/2024			30	24,975
Total						394,461

Oil: Crude Producers 0.66%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078			21	15,750
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027			10	10,975
NGPL PipeCo LLC†	4.875%	8/15/2027			5	5,369
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%)#	—	(c)		5	4,717
Sabine Pass Liquefaction LLC	5.875%	6/30/2026			30	34,416
Total						71,227

Oil: Integrated Domestic 0.21%

Bristow Group, Inc.†(d)	8.75%	3/1/2023			4	3,940
National Oilwell Varco, Inc.	3.95%	12/1/2042			20	18,382
Total						22,322

Paper & Forest Products 0.23%

Fibria Overseas Finance Ltd. (Brazil)(a)	5.25%	5/12/2024			19	20,307
Mercer International, Inc. (Canada)(a)	5.50%	1/15/2026			5	4,831
Total						25,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 3.85%

Aroundtown SA(b)	1.875%	1/19/2026	EUR	100	$116,637
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023		$200	199,006
EPR Properties	4.95%	4/15/2028		10	10,905
GEO Group, Inc. (The)	6.00%	4/15/2026		12	9,744
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		5	5,706
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		10	9,100
VEREIT Operating Partnership LP	4.875%	6/1/2026		40	44,344
WeWork Cos., Inc.†	7.875%	5/1/2025		21	17,929
Total					413,371

Retail 0.30%

IRB Holding Corp.†	6.75%	2/15/2026		10	10,075
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		21	21,919
Total					31,994

Steel 0.41%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026		13	13,378
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		10	9,850
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026		18	20,835
Total					44,063

Technology 1.47%

Match Group, Inc.†	5.00%	12/15/2027		10	10,425
Netflix, Inc.(b)	3.875%	11/15/2029	EUR	100	115,888
Netflix, Inc.	5.875%	2/15/2025		$29	31,918
Total					158,231

Telecommunications 2.51%

Altice France SA†(b)	3.375%	1/15/2028	EUR	100	110,949
Altice France SA (France)†(a)	7.375%	5/1/2026		$25	26,899
British Telecommunications plc(b)	8.625%	3/26/2020	GBP	30	38,202
CommScope, Inc.†	8.25%	3/1/2027		$11	10,749
DKT Finance ApS (Denmark)†(a)	9.375%	6/17/2023		20	21,570
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023		17	15,944
Sprint Capital Corp.	6.875%	11/15/2028		9	9,834
Telstra Corp. Ltd.(b)	7.75%	7/15/2020	AUD	50	35,452
Total					269,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Toys 0.20%

Mattel, Inc.†	6.75%	12/31/2025		$20	$20,919
Total Corporate Bonds (cost $5,886,132)					5,922,229

FOREIGN GOVERNMENT OBLIGATIONS 19.17%

Bahamas 0.29%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029		27	30,544

Belgium 0.16%

Kingdom of Belgium Government Bond†(b)	1.60%	6/22/2047	EUR	4	5,664
Kingdom of Belgium Government Bond†(b)	1.90%	6/22/2038	EUR	8	11,447
Total					17,111

Brazil 0.86%

Brazil Letras do Tesouro Nacional(b)	Zero Coupon	7/1/2022	BRL	205	42,275
Brazil Notas do Tesouro Nacional Serie F(b)	10.00%	1/1/2029	BRL	170	49,900
Total					92,175

Canada 1.42%

City of Montreal Canada(b)	4.25%	12/1/2032	CAD	55	49,774
Province of Ontario Canada(b)	2.90%	6/2/2028	CAD	65	52,413
Province of Saskatchewan Canada(b)	4.75%	6/1/2040	CAD	49	50,606
Total					152,793

China 1.55%

China Development Bank(b)	3.48%	1/8/2029	CNY	600	82,648
China Development Bank(b)	3.68%	2/26/2026	CNY	600	84,095
Total					166,743

Egypt 0.16%

Egypt Government Bond(b)	15.70%	11/7/2027	EGP	260	17,231

El Salvador 0.31%

Republic of EI Salvador†(a)	6.375%	1/18/2027		$32	33,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
France 1.54%

French Republic Government Bond OAT†(b)	1.25%	5/25/2036	EUR	67	$86,773
French Republic Government Bond OAT†(b)	2.00%	5/25/2048	EUR	51	78,240
Total					165,013

Germany 0.54%

State of North Rhine-Westphalia Germany(b)	1.50%	6/12/2040	EUR	43	58,415

Hungary 0.24%

Hungary Government Bond(b)	3.00%	8/21/2030	HUF	7,150	25,678

Indonesia 0.48%

Indonesia Treasury Bond(b)	8.375%	3/15/2024	IDR	682,000	51,143

Ireland 0.32%

Ireland Government Bond(b)	1.70%	5/15/2037	EUR	26	34,500

Italy 2.79%

Cassa Depositi e Prestiti SpA(b)	2.125%	9/27/2023	EUR	100	116,943
Italy Buoni Poliennali Del Tesoro(b)	1.75%	7/1/2024	EUR	78	91,209
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	40	50,502
Italy Buoni Poliennali Del Tesoro†(b)	3.85%	9/1/2049	EUR	26	41,102
Total					299,756

Japan 1.15%

Japan Government Thirty Year Bond(b)	0.40%	6/20/2049	JPY	7,550	70,834
Japan Government Twenty Year Bond(b)	0.40%	3/20/2039	JPY	5,500	52,984
Total					123,818

Malaysia 0.49%

Malaysia Government Bond(b)	3.478%	6/14/2024	MYR	216	52,129

Mexico 0.22%

United Mexican States(a)	4.75%	3/8/2044		$22	23,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
New Zealand 0.23%

New Zealand Local Government Funding Agency Bond(b)	2.75%	4/15/2025	NZD	37	$24,863

Portugal 0.19%

Portugal Obrigacoes do Tesouro OT†(b)	4.10%	2/15/2045	EUR	11	20,053

South Africa 0.26%

Republic of South Africa Government Bond(b)	8.75%	2/28/2048	ZAR	486	28,387

Spain 2.39%

Spain Government Bond†(b)	1.40%	7/30/2028	EUR	44	53,633
Spain Government Bond†(b)	1.45%	4/30/2029	EUR	30	36,868
Spain Government Bond†(b)	1.85%	7/30/2035	EUR	40	52,054
Spain Government Bond†(b)	2.70%	10/31/2048	EUR	11	16,956
Spain Government Bond†(b)	4.20%	1/31/2037	EUR	56	97,395
Total					256,906

Turkey 0.30%

Republic of Turkey(a)	7.375%	2/5/2025		$30	31,926

United Kingdom 3.28%

United Kingdom Gilt(b)	0.75%	7/22/2023	GBP	32	40,038
United Kingdom Gilt(b)	1.50%	7/22/2047	GBP	72	99,850
United Kingdom Gilt(b)	1.625%	10/22/2028	GBP	63	85,876
United Kingdom Gilt(b)	1.75%	9/7/2037	GBP	38	53,563
United Kingdom Gilt(b)	2.00%	7/22/2020	GBP	22	27,365
United Kingdom Gilt(b)	4.25%	12/7/2027	GBP	28	45,389
Total					352,081
Total Foreign Government Obligations (cost $1,969,269)					2,058,455

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.65%

Federal National Mortgage Assoc.(e)	3.00%	TBA		$350	355,359
Federal National Mortgage Assoc.(e)	3.50%	TBA		350	359,119
Total Government Sponsored Enterprises Pass-Throughs (cost $715,645)					714,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.10%

Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(f)	10/15/2034		$26	$27,251
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049		45	39,339
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(f)	4/15/2049		30	26,700
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.584	%#(f)	7/10/2050		25	26,276
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.584	%#(f)	7/10/2050		35	33,199
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.028%(1 Mo. LIBOR + 1.00	%)#	6/15/2032		48	48,027
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.028%(1 Mo. LIBOR + 3.00	%)#	6/15/2035		24	24,263
Total Non-Agency Commercial Mortgage-Backed Securities (cost $212,427)						225,055

U.S. TREASURY OBLIGATIONS 9.98%

U.S. Treasury Bond	2.75%		11/15/2047		147	166,667
U.S. Treasury Bond	2.875%		5/15/2049		111	129,592
U.S. Treasury Bond	3.625%		8/15/2043		37	47,764
U.S. Treasury Note	1.50%		9/30/2024		330	329,246
U.S. Treasury Note	2.25%		12/31/2023		225	231,297
U.S. Treasury Note	3.125%		11/15/2028		149	167,343
Total U.S. Treasury Obligations (cost $1,043,074)						1,071,909
Total Long- Term Investments (cost $10,581,668)						10,753,792

SHORT-TERM INVESTMENTS 2.66%

CORPORATE BONDS 0.86%

Machinery: Agricultural 0.58%

BAT International Finance plc(b)	6.375%		12/12/2019	GBP	50	62,090

Natural Gas 0.28%

WGL Holdings, Inc.	2.517%(3 Mo. LIBOR + .40	%)#	11/29/2019		$30	29,991
Total Corporate Bonds (cost $95,830)						92,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.80%

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $200,000 of U.S. Treasury Note at 1.625% due 6/30/2021; value: $200,573; proceeds: $193,714 (cost $193,708)	$194	$193,708
Total Short-Term Investments (cost $289,538)		285,789
Total Investments in Securities 102.80% (cost $10,871,206)		11,039,581
Liabilities in Excess of Cash, Foreign Cash and Other Assets(g) (2.80%)		(301,129)
Net Assets 100.00%		$10,738,452

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
CNY	Chinese yuan renminbi.
COP	Colombian peso.
EGP	Egyptian pound.
EUR	euro.
GBP	British pound.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
JPY	Japanese yen.
MYR	Malaysian ringgit.
NOK	Norwegian krone.
NZD	New Zealand dollar.
PEN	Peruvian nuevo sol.
ZAR	South African rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $3,009,783, which represents 28.03% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2024	$1,381,000	$1,316,249	$(41,546)	$(23,205)

Centrally Cleared Credit Default Swaps on Issuer - Buy Protection at September 30, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Turkey(4)(6)	Credit Suisse	1.00%	6/20/2024	$180,000	$198,305	$22,531	$(4,226)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $27,431.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Market sovereign issuers.
(6)	Moody’s Credit Rating: Ba3.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	J.P. Morgan	12/18/2019	64,000	$48,262	$48,369	$107
Japanese yen	Buy	J.P. Morgan	10/31/2019	2,392,000	22,160	22,164	4
Japanese yen	Buy	Morgan Stanley	10/31/2019	174,265,000	1,611,639	1,614,747	3,108
South Korean won	Buy	Bank of America	11/29/2019	144,000,000	118,971	120,278	1,307
Thai baht	Buy	Bank of America	10/31/2019	600,000	19,491	19,627	136
Australian dollar	Sell	Bank of America	10/31/2019	39,000	27,001	26,350	651
Australian dollar	Sell	Citibank	10/31/2019	102,000	69,030	68,915	115
Brazilian real	Sell	Bank of America	12/10/2019	84,000	20,474	20,131	343
British pound	Sell	Barclays Bank plc	12/11/2019	335,000	415,338	413,061	2,277
Canadian dollar	Sell	Morgan Stanley	12/18/2019	64,000	48,440	48,369	71
euro	Sell	Barclays Bank plc	12/9/2019	19,000	21,167	20,815	352
euro	Sell	Barclays Bank plc	12/9/2019	103,000	114,043	112,839	1,204
euro	Sell	Morgan Stanley	12/9/2019	103,000	114,498	112,839	1,659
euro	Sell	Morgan Stanley	12/9/2019	68,000	75,269	74,496	773
euro	Sell	Toronto Dominion Bank	12/9/2019	100,000	111,015	109,552	1,463
Hungarian forint	Sell	Barclays Bank plc	10/24/2019	7,700,000	26,708	25,095	1,613
Indonesian rupiah	Sell	Barclays Bank plc	12/17/2019	285,000,000	20,160	19,908	252
Japanese yen	Sell	Citibank	10/31/2019	5,025,000	46,639	46,562	77
Japanese yen	Sell	J.P. Morgan	10/31/2019	9,775,000	92,408	90,576	1,832
Russian ruble	Sell	Barclays Bank plc	10/30/2019	1,424,000	22,143	21,885	258
South African rand	Sell	Bank of America	12/11/2019	435,000	29,371	28,464	907
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$18,509

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	12/11/2019	46,000	$57,756	$56,719	$(1,037)
euro	Buy	Morgan Stanley	12/9/2019	105,000	116,224	115,030	(1,194)
Mexican peso	Buy	Toronto Dominion Bank	12/13/2019	545,000	27,746	27,300	(446)
Russian ruble	Buy	Citibank	10/30/2019	1,424,000	22,106	21,885	(221)
Russian ruble	Buy	Toronto Dominion Bank	12/11/2019	2,600,000	39,982	39,725	(257)
Swiss franc	Buy	Morgan Stanley	10/31/2019	56,000	56,933	56,251	(682)
Malaysian ringgit	Sell	Barclays Bank plc	11/7/2019	220,000	52,138	52,478	(340)
Thai baht	Sell	J.P. Morgan	10/31/2019	600,000	19,465	19,627	(162)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,339)

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2019	2	Short	$(432,168)	$(431,000)	$1,168

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2019	3	Long	$359,888	$357,446	$(2,442)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$761,666	$—	$761,666
Corporate Bonds	—	5,922,229	—	5,922,229
Foreign Government Obligations	—	2,058,455	—	2,058,455
Government Sponsored Enterprises Pass-Throughs	—	714,478	—	714,478
Non-Agency Commercial Mortgage-Backed Securities	—	225,055	—	225,055
U.S. Treasury Obligations	—	1,071,909	—	1,071,909
Short-Term Investments
Corporate Bonds	—	92,081	—	92,081
Repurchase Agreement	—	193,708	—	193,708
Total	$—	$11,039,581	$—	$11,039,581
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(27,431)	—	(27,431)
Forward Foreign Currency Exchange Contracts
Assets	—	18,509	—	18,509
Liabilities	—	(4,339)	—	(4,339)
Futures Contracts
Assets	1,168	—	—	1,168
Liabilities	(2,442)	—	—	(2,442)
Total	$(1,274)	$(13,261)	$—	$(14,535)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Bond Fund (formerly “Emerging Markets Currency Fund”) and Lord Abbett Global Bond Fund (‘Global Bond Fund”). Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction..